Schedule of Prepayment and Other current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and other receivables	$ 3,581,468	$ 3,214,462
Deposits	19,368,389	20,135,601
Total	$ 22,949,857	$ 23,350,063